Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision for income taxes from operations is summarized as follows:

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
Current Income Taxes	(in millions)
Federal	$0.7	$1.6	$0.8	$3.1
State	3.1	0.9	3.5	1.8
Foreign	1.0	—	1.2	0.8
Total	$4.8	$2.5	$5.5	$5.7
Deferred Income Taxes
Federal	$8.2	$(5.2)	$9.9	$1.1
State	(2.0)	(1.4)	(2.2)	(1.2)
Foreign	0.1	(0.2)	0.6	(0.5)
Total	6.3	(6.8)	8.3	(0.6)
Total provision/(benefit) for income taxes	$11.1	$(4.3)	$13.8	$5.1

The Company’s (benefit)/provision for income taxes from operations are summarized as follows (in millions):

	Year Ended June 30,
	2015	2014	2013
Current Income Taxes
Federal	$1.7	$6.3	$—
State	4.4	3.8	1.7
Foreign	(1.6)	3.3	—
Total	$4.5	$13.4	$1.7
Deferred Income Taxes
Federal	$(8.6)	$26.3	$(23.5)
State	(6.9)	1.2	(3.5)
Foreign	2.3	(0.6)	3.5
Total	(13.2)	26.9	(23.5)
Total (benefit)/provision for income taxes	$(8.7)	$40.3	$(21.8)

Schedule of Income before Income Tax

The United States and foreign components of loss from operations before income taxes for the three and six months ended December 31, 2015 and 2014 are as follows:

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
United States	$1.6	$0.1	$(12.1)	$(92.2)
Foreign	(1.3)	(0.7)	(0.1)	(9.3)
Total	$0.3	$(0.6)	$(12.2)	$(101.5)

The United States and foreign components of (loss)/benefit from operations before income taxes are as follows (in millions):

	Year Ended June 30,
	2015	2014	2013
United States	$(159.4)	$(127.8)	$(179.5)
Foreign	$(4.4)	$(9.0)	$15.8
Total	$(163.8)	$(136.8)	$(163.7)

Schedule Of Reconciliation Of Income Tax Provision

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the three and six-month periods ended December 31, 2015 and 2014 is as follows:

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
Expected benefit at the statutory rate	$(0.1)	$(0.3)	$(4.3)	$(35.6)
Increase/(decrease) due to:
Non-deductible stock-based compensation	10.0	(5.1)	17.4	42.1
State income taxes benefit, net of federal benefit	0.1	—	(0.5)	(4.5)
Transactions costs not deductible for tax purposes	0.5	0.1	0.5	0.4
Foreign tax rate differential	0.4	(0.3)	0.3	0.8
Other, net	0.2	1.3	0.4	1.9
Provision/(benefit) for income taxes	$11.1	$(4.3)	$13.8	$5.1

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the years ended June 30, 2015, 2014 and 2013 are as follows (in millions):

	Year ended June 30,
	2015	2014	2013
Expected benefit/provision at the statutory rate	$(57.3)	$(47.9)	$(57.1)
Increase/(decrease) due to:
Non-deductible stock-based compensation	59.4	96.5	35.6
State income taxes benefit, net of federal benefit	(7.4)	(6.3)	(1.9)
Transactions costs not deductible for tax purposes	0.7	0.8	1.3
Reversal of uncertain tax positions, net	—	(2.6)	—
State NOL adjustment	—	—	2.8
Change in effective tax rate	(2.2)	(0.3)	—
Change in valuation allowance	—	1.3	—
Foreign tax rate differential	0.6	1.0	(2.3)
Other, net	(2.5)	(2.2)	(0.2)
(Benefit)/provision for income taxes	$(8.7)	$40.3	$(21.8)